TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	As of December 31,
	2024	2023
	US$’000	US$’000
Trade receivables	103,789	106,333
Less: Loss allowances	(1,000)	(1,378)
Trade receivable, net	102,789	104,955
Other receivables	1,257	1,670
Less: Loss allowances	—	—
Other receivable, net	1,257	1,670

Movement in Provision for Impairment of Trade Receivables
12(a)    Movement in the loss allowance on trade receivables

	2024	2023
	US$’000	US$’000
At January 1	1,378	1,337
Charge for the year	592	97
Write-off	(952)	(55)
Unused amounts reversed	(10)	(22)
Currency translation adjustment	(8)	21
At December 31	1,000	1,378
12(b)    Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2024
Expected loss rate	0.96%	0.09%	0.77%	4.29%	4.84%	2.83%	24.62%
Gross carrying amount - trade receivables	103,789	85,686	11,460	2,588	1,095	283	2,677
Loss allowances	1,000	81	88	111	53	8	659
Trade receivable, net	102,789	85,605	11,372	2,477	1,042	275	2,018

December 31, 2023
Expected loss rate	1.30%	0.06%	0.47%	2.09%	3.43%	4.76%	75.74%
Gross carrying amount - trade receivables	106,333	88,601	11,648	2,819	1,080	672	1,513
Loss allowances	1,378	49	55	59	37	32	1,146
Trade receivable, net	104,955	88,552	11,593	2,760	1,043	640	367